Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Registrant CIK	dei_EntityCentralIndexKey	0000745463
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Eaton Vance Emerging and Frontier Countries Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Eaton Vance Emerging and Frontier Countries Equity Fund’s primary benchmark is now the MSCI Emerging Markets Index.
Eaton Vance High Income Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Eaton Vance High Income Opportunities Fund’s primary benchmark is now the Bloomberg US Universal Index.
Eaton Vance Multi-Asset Credit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Eaton Vance Multi-Asset Credit Fund’s primary benchmark is now the Bloomberg US Universal Index.
Eaton Vance Short Duration High Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Eaton Vance Short Duration High Income Fund’s primary benchmark is now the Bloomberg US Universal Index.